Combined and Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Shares in EBT	Statutory Reserve	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Gain (loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2015	$ 294	$ 10,698	$ 78,681,379	$ (4,077,600)	$ 23,330	$ (75,736,656)	$ 631,218	$ 385,287	$ (82,050)
Balance, shares at Dec. 31, 2015	29,426,129	1,069,808,711		(110,000,000)
Issuance of Series C-1 preferred shares	$ 247		41,949,548						41,949,795
Issuance of Series C-1 preferred shares, shares	24,711,296
Yinghua Wealth additional capital contribution			7,328,247						7,328,247
Proceeds from shares issued		$ 218	13,199,700						13,199,918
Proceeds from shares issued, shares		21,760,498
Net income (loss)						(13,157,161)		(96,262)	(13,253,423)
Share-based compensation - employees			2,622,264						2,622,264
Currency translation differences							1,825,317	13,355	1,838,672
Balance at Dec. 31, 2016	$ 541	$ 10,916	143,781,138	$ (4,077,600)	23,330	(88,893,817)	2,456,535	302,380	53,603,423
Balance, shares at Dec. 31, 2016	54,137,425	1,091,569,209		(110,000,000)
Net income (loss)						35,987,631		(143,333)	35,844,298
Share-based compensation - employees			3,431,852						3,431,852
Currency translation differences							31,035	125	31,160
Statutory reserve					698,488	(698,488)
Acquisition of Tianjin Yuanrong			(1,632,280)						(1,632,280)
Balance at Dec. 31, 2017	$ 541	$ 10,916	145,580,710	$ (4,077,600)	721,818	(53,604,674)	2,487,570	159,172	91,278,453
Balance, shares at Dec. 31, 2017	54,137,425	1,091,569,209		(110,000,000)
Net income (loss)						60,284,971		(276,514)	60,008,457
Share-based compensation - employees			566,949						566,949
Currency translation differences							(677,154)	(3,135)	(680,289)
Statutory reserve					6,116,810	(6,116,810)
Acquisition of Yinghua			(5,136,107)						(5,136,107)
Balance at Dec. 31, 2018	$ 541	$ 10,916	$ 141,011,552	$ (4,077,600)	$ 6,838,628	$ 563,487	$ 1,810,416	$ (120,477)	$ 146,037,463
Balance, shares at Dec. 31, 2018	54,137,425	1,091,569,209		(110,000,000)